Annual Fund Operating Expenses	Apr. 30, 2026
Sprott Gold Miners ETF | Sprott Gold Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.46%
Sprott Junior Gold Miners ETF | Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Expenses (as a percentage of Assets)	0.50%
SPROTT URANIUM MINERS ETF | SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Sprott Junior Uranium Miners ETF | Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Sprott Copper Miners ETF | Sprott Copper Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	0.66%
Sprott Junior Copper Miners ETF | Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Sprott Nickel Miners ETF | Sprott Nickel Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Sprott Lithium Miners ETF | Sprott Lithium Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Sprott Critical Materials ETF | Sprott Critical Materials ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Sprott Silver Miners & Physical Silver ETF | Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Sprott Active Gold & Silver Miners ETF | Sprott Active Gold & Silver Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.90%
Sprott Active Metals & Miners ETF | Sprott Active Metals & Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[4]
Expenses (as a percentage of Assets)	0.99%
Institutional [Member] | Sprott Gold Equity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.06%
Investors [Member] | Sprott Gold Equity Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.33%

[1]	For the fiscal year ended December 31, 2025, Sprott Asset Management USA, Inc. (the “Adviser”) recaptured amounts previously waived from its advisory fee equaled to approximately two basis points (0.02% of the Fund’s average annual net assets).
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Other Expenses is made up of interest expense of 0.10%